UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/10

Date of reporting period:  06/30/10

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2010 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 58.12%
Administrative and Support Services - 1.77%
Mantech International Corp. (a)	63,100	$2,686,167
Animal Production - 0.38%
HQ Sustainable Maritime Industries, Inc. (a)	115,700	578,500
Beverage and Tobacco Product Manufacturing - 0.73%
Brown-Forman Corp. - Class B	15,703	898,683
Constellation Brands, Inc. (a)	13,410	209,464
		1,108,147
Broadcasting (except Internet) - 1.79%
Comcast Corp. - Class A	156,231	2,713,732
Chemical Manufacturing - 3.49%
Endo Pharmaceuticals Holdings, Inc. (a)	71,070	1,550,747
Gilead Sciences, Inc. (a)	5,830	199,852
Prestige Brands Holdings, Inc. (a)	499,906	3,539,335
		5,289,934
Clothing and Clothing Accessories Stores - 1.25%
Foot Locker, Inc.	150,000	1,893,000
Computer and Electronic Product Manufacturing - 3.92%
CSG Systems International, Inc. (a)	97,325	1,783,967
Dell, Inc. (a)	178,890	2,157,413
Mocon, Inc.	26,300	282,462
Tekelec (a)	129,581	1,715,653
		5,939,495
Data Processing, Hosting and Related Services - 1.29%
Automatic Data Processing, Inc.	48,647	1,958,528
Electronics and Appliance Stores - 0.53%
Aaron's, Inc.	47,250	806,558
Food and Beverage Stores - 2.23%
Weis Markets, Inc.	102,639	3,377,849
Food Manufacturing - 2.71%
Kraft Foods, Inc.	81,567	2,283,876
Sara Lee Corp.	129,050	1,819,605
		4,103,481
Insurance Carriers and Related Activities - 7.89%
Baldwin & Lyons, Inc.	135,415	2,845,069
Berkshire Hathaway, Inc. - Class B (a)	42,500	3,386,825
Brown & Brown, Inc.	92,270	1,766,048
Hilltop Holdings, Inc. (a)	203,600	2,038,036
The Travelers Companies, Inc.	39,056	1,923,508
		11,959,486
Merchant Wholesalers, Nondurable Goods - 2.11%
Central Garden and Pet Co. (a)	356,280	3,195,832
Mining (except Oil and Gas) - 3.75%
Newmont Mining Corp.	72,630	4,484,176
Pan American Silver Corp. (b)	47,190	1,192,963
		5,677,139
Miscellaneous Manufacturing - 7.38%
CR Bard, Inc.	35,035	2,716,264
ICU Medical, Inc. (a)	111,650	3,591,780
Jakks Pacific, Inc. (a)	138,434	1,990,681
Oil-Dri Corporation of America	105,847	2,429,189
Semperit AG Holding (b)	13,265	455,084
		11,182,998
Motor Vehicle and Parts Dealers - 0.69%
Midas, Inc. (a)	135,700	1,040,819
Oil and Gas Extraction - 1.46%
Bill Barrett Corp. (a)	72,000	2,215,440
Performing Arts, Spectator Sports, and Related Industries - 2.27%
Dover Motorsports, Inc. (a)	667,050	1,214,031
International Speedway Corp.	86,548	2,229,476
		3,443,507
Professional, Scientific, and Technical Services - 4.18%
EPIQ Systems, Inc. (a)	286,916	3,709,824
Total Systems Services, Inc.	193,105	2,626,228
		6,336,052
Publishing Industries (except Internet) - 1.01%
John Wiley & Sons, Inc. - Class A	39,595	1,531,139
Rental and Leasing Services - 1.67%
Rent-A-Center, Inc. (a)	124,945	2,531,386
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.31%
Federated Investors, Inc.	169,100	3,502,061
Support Activities for Transportation - 2.33%
Tidewater, Inc.	91,400	3,539,008
Telecommunications - 0.98%
Telephone & Data Systems, Inc.	48,720	1,480,601
TOTAL COMMON STOCKS (Cost $86,782,766)		88,090,859

	Principal
	Amount
CONVERTIBLE BONDS - 1.05%
Ambulatory Health Care Services - 0.04%
Chemed Corp.
1.875%, 05/15/2014	$71,000	65,409
Merchant Wholesalers, Nondurable Goods - 0.56%
Spartan Stores, Inc.
3.375%, 05/15/2027	1,017,000	840,296
Oil and Gas Extraction - 0.45%
Bill Barrett Corp.
5.000%, 03/15/2028	682,000	676,885
TOTAL CONVERTIBLE BONDS (Cost $1,546,054)		1,582,590

CORPORATE BONDS - 25.84%
Apparel Manufacturing - 0.53%
Perry Ellis International, Inc.
8.875%, 09/15/2013	799,000	808,987
Chemical Manufacturing - 1.67%
Church & Dwight Co., Inc.
6.000%, 12/15/2012	2,510,000	2,522,550
Clothing and Clothing Accessories Stores - 2.79%
Collective Brands, Inc.
8.250%, 08/01/2013	2,626,000	2,652,260
Hanesbrands, Inc.
4.121%, 12/15/2014 (c)	1,662,000	1,572,668
		4,224,928
Computer and Electronic Product Manufacturing - 1.25%
Communications & Power Industries, Inc.
8.000%, 02/01/2012	1,894,000	1,889,265
Construction of Buildings - 1.84%
Blount, Inc.
8.875%, 08/01/2012	2,786,000	2,792,965
Electronics and Appliance Stores - 0.95%
RadioShack Corp.
7.375%, 05/15/2011	1,398,000	1,443,435
Fabricated Metal Product Manufacturing - 1.77%
Silgan Holdings, Inc.
7.250%, 08/15/2016	1,050,000	1,076,250
Silgan Holdings, Inc.
6.750%, 11/15/2013	1,581,000	1,604,715
		2,680,965
Food Services and Drinking Places - 1.04%
Brinker International, Inc.
5.750%, 06/01/2014	1,497,000	1,571,618
Merchant Wholesalers, Durable Goods - 0.80%
Interline Brands, Inc.
8.125%, 06/15/2014	1,209,000	1,210,511
Merchant Wholesalers, Nondurable Goods - 0.71%
Central Garden and Pet Co.
8.250%, 03/01/2018	1,092,000	1,082,445
Motor Vehicle and Parts Dealers - 1.13%
PEP Boys - Manny Moe & Jack
7.500%, 12/15/2014	1,783,000	1,716,138
Performing Arts, Spectator Sports, and Related Industries - 1.70%
Speedway Motorsports, Inc.
6.750%, 06/01/2013	2,586,000	2,579,535
Plastics and Rubber Products Manufacturing - 0.71%
AEP Industries, Inc.
7.875%, 03/15/2013	1,085,000	1,068,725
Primary Metal Manufacturing - 0.97%
Gibraltar Industries, Inc.
8.000%, 12/01/2015 (c)	1,529,000	1,475,485
Professional, Scientific, and Technical Services - 2.05%
Bio-Rad Laboratories, Inc.
7.500%, 08/15/2013	1,886,000	1,907,217
Valassis Communications, Inc.
8.250%, 03/01/2015	1,168,000	1,205,960
		3,113,177
Publishing Industries (except Internet) - 3.29%
American Greetings Corp.
7.375%, 06/01/2016	2,295,000	2,289,262
Scholastic Corp.
5.000%, 04/15/2013	2,812,000	2,699,520
		4,988,782
Rental and Leasing Services - 1.20%
Mobile Mini, Inc.
6.875%, 05/01/2015	1,290,000	1,196,475
Mobile Mini, Inc.
9.750%, 08/01/2014	603,000	616,568
		1,813,043
Telecommunications - 1.44%
Syniverse Technologies, Inc.
7.750%, 08/15/2013	2,244,000	2,187,900
TOTAL CORPORATE BONDS (Cost $38,705,774)		39,170,454

	Shares
REAL ESTATE INVESTMENT TRUST - 2.18%
Potlatch Corp.	92,536	3,306,312
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $3,025,502)		3,306,312

SHORT TERM INVESTMENTS - 13.86%
Money Market Funds - 3.31%
SEI Daily Income Trust Treasury Fund 0.01% (c)	5,016,441	5,016,441

	Principal
	Amount
U.S. Treasury Bills - 10.55%
0.176%, 08/05/2010 (d)	$4,000,000	3,999,320
0.079%, 09/23/2010 (d)	4,000,000	3,999,253
0.109%, 10/28/2010 (d)	4,000,000	3,998,542
0.134%, 11/12/2010 (d)	4,000,000	3,997,990
		15,995,105
TOTAL SHORT TERM INVESTMENTS (Cost $21,011,546)		21,011,546
Total Investments (Cost $151,071,642) - 101.05%		153,161,761
Liabilities in Excess of Other Assets - (1.05)%		(1,591,286)
TOTAL NET ASSETS - 100.00%		$151,570,475

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security. The rate shown is as of June 30, 2010.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Schedule of Investments
June 30, 2010 (Unaudited)
Intrepid Small Cap Fund

	Shares	Value
COMMON STOCKS - 80.54%
Accommodation - 1.58%
Gencor Industries, Inc. (a)	185,925	1,457,652
International Speedway Corp. - Class A	222,490	5,731,343
		7,188,995
Administrative and Support Services - 1.42%
Mantech International Corp. (a)	151,600	6,453,612
Animal Production - 0.43%
HQ Sustainable Maritime Industries, Inc. (a)	390,400	1,952,000
Apparel Manufacturing - 1.07%
Maidenform Brands, Inc. (a)	238,855	4,863,088
Beverage and Tobacco Product Manufacturing - 0.88%
Constellation Brands, Inc. (a)	254,410	3,973,884
Chemical Manufacturing - 4.60%
Endo Pharmaceuticals Holdings, Inc. (a)	323,300	7,054,406
Landec Corp. (a)	358,342	2,110,635
Prestige Brands Holdings, Inc. (a)	925,704	6,553,984
Sensient Technologies Corp.	199,767	5,179,958
		20,898,983
Clothing and Clothing Accessories Stores - 0.96%
Foot Locker, Inc.	343,545	4,335,538
Computer and Electronic Product Manufacturing - 8.00%
Applied Signal Technology, Inc.	380,339	7,473,661
Communications Systems, Inc.	152,069	1,584,559
CSG Systems International, Inc. (a)	619,105	11,348,195
Mocon, Inc.	105,158	1,129,397
Tekelec (a)	485,500	6,428,020
Tellabs, Inc.	1,308,140	8,359,015
		36,322,847
Credit Intermediation and Related Activities - 1.61%
Fifth Street Finance Corp.	355,610	3,922,378
OceanFirst Financial Corp.	128,301	1,548,593
Washington Federal, Inc.	114,499	1,852,594
		7,323,565
Electronics and Appliance Stores - 2.08%
Aaron's, Inc.	552,563	9,432,251
Fabricated Metal Product Manufacturing - 0.86%
Ducommun, Inc.	226,833	3,878,844
Food and Beverage Stores - 6.74%
Core-Mark Holding Co. Inc. (a)	520,808	14,270,139
Spartan Stores, Inc.	128,925	1,768,851
Weis Markets, Inc.	442,758	14,571,166
		30,610,156
Food Manufacturing - 0.12%
Harbinger Group, Inc. (a)	89,474	561,897
Food Services and Drinking Places - 1.31%
Nathan's Famous, Inc. (a)	124,299	1,931,606
Papa Johns International, Inc. (a)	173,280	4,006,234
		5,937,840
Insurance Carriers and Related Activities - 6.67%
AMERISAFE, Inc. (a)	213,984	3,755,419
Baldwin & Lyons, Inc. - Class B	248,520	5,221,405
Brown & Brown, Inc.	546,200	10,454,268
Hilltop Holdings, Inc. (a)	870,000	8,708,700
Horace Mann Educators Corp.	140,000	2,142,000
		30,281,792
Machinery Manufacturing - 0.29%
Blount International, Inc. (a)	126,160	1,295,663
Merchant Wholesalers, Nondurable Goods - 0.66%
Central Garden and Pet Co. - Class A (a)	334,156	2,997,379
Mining (except Oil and Gas) - 5.44%
Pan American Silver Corp. (b)	568,828	14,379,972
Royal Gold, Inc.	214,900	10,315,200
		24,695,172
Miscellaneous Manufacturing - 6.88%
Hillenbrand, Inc.	150,100	3,210,639
ICU Medical, Inc. (a)	345,400	11,111,518
Jakks Pacific, Inc. (a)	347,100	4,991,298
Oil-Dri Corporation of America	325,202	7,463,386
Semperit AG Holding (b)	47,860	1,641,939
STERIS Corp.	90,000	2,797,200
		31,215,980
Miscellaneous Store Retailers - 0.50%
PetSmart, Inc.	75,155	2,267,426
Motor Vehicle and Parts Dealers - 0.71%
Midas, Inc. (a)	419,825	3,220,058
Oil and Gas Extraction - 3.52%
Bill Barrett Corp. (a)	370,077	11,387,269
Contango Oil & Gas Co. (a)	103,012	4,609,787
		15,997,056
Performing Arts, Spectator Sports, and Related Industries - 1.05%
Speedway Motorsports, Inc.	351,410	4,765,120
Pipeline Transportation - 1.15%
WGL Holdings, Inc.	153,397	5,220,100
Printing and Related Support Activities - 0.39%
CSS Industries, Inc.	107,080	1,766,820
Professional, Scientific, and Technical Services - 6.84%
Bio-Rad Laboratories, Inc. (a)	49,295	4,263,525
EPIQ Systems, Inc.	1,202,521	15,548,596
Total Systems Services, Inc.	826,055	11,234,348
		31,046,469
Rental and Leasing Services - 2.38%
Rent-A-Center, Inc. (a)	533,315	10,804,962
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.69%
Federated Investors, Inc.	369,500	7,652,345
Support Activities for Transportation - 3.11%
Tidewater, Inc.	365,079	14,135,859
Telecommunications - 2.16%
Syniverse Holdings, Inc. (a)	237,674	4,860,433
Telephone & Data Systems, Inc.	163,000	4,953,570
		9,814,003
Utilities - 5.44%
California Water Service Group	86,043	3,071,735
Central Vermont Public Service Corp.	173,132	3,417,626
Middlesex Water Co.	182,810	2,897,538
Portland General Electric Co.	446,400	8,182,512
Westar Energy, Inc.	329,300	7,116,173
		24,685,584
TOTAL COMMON STOCKS (Cost $351,729,923)		365,595,288

REAL ESTATE INVESTMENT TRUST - 0.71%
Potlatch Corp.	90,565	3,235,888
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $2,169,980)		3,235,888

SHORT TERM INVESTMENTS - 18.74%
Money Market Funds - 5.52%
Fidelity Institutional Money Market Funds - Government Portfolio 0.04% (c)	6,888,212	6,888,212
SEI Daily Income Trust Treasury Fund 0.01% (c)	18,195,000	18,195,000
		25,083,212

	Principal
	Amount
U.S. Treasury Bills - 13.22%
0.144%, 07/15/2010 (d)	$60,000,000	59,996,637
TOTAL SHORT TERM INVESTMENTS (Cost $85,079,849)		85,079,849
Total Investments (Cost $438,979,752) - 99.99%		453,911,025
Other Assets in Excess of Liabilities - 0.01%		28,015
TOTAL NET ASSETS - 100.00%		$453,939,040

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security. The rate listed is as of June 30, 2010.
(d)	Rate shown is the effective yield based on the purchase price. The calculation assumes the security is held to maturity.

Schedule of Investments
June 30, 2010 (Unaudited)
Intrepid Income Fund

	Principal
	Amount	Value
CONVERTIBLE BONDS - 7.01%
Ambulatory Health Care Services - 3.13%
Chemed Corp.
1.875%, 05/15/2014	$2,120,000	$1,953,050
Merchant Wholesalers, Nondurable Goods - 2.07%
Spartan Stores, Inc.
3.375%, 05/15/2027	1,560,000	1,288,950
Oil and Gas Extraction - 1.81%
Bill Barrett Corp.
5.000%, 03/15/2028	1,136,000	1,127,480
TOTAL CONVERTIBLE BONDS (Cost $4,026,760)		4,369,480

CORPORATE BONDS - 70.71%
Apparel Manufacturing - 1.91%
Perry Ellis International, Inc.
8.875%, 09/15/2013	1,173,000	1,187,662
Beverage and Tobacco Product Manufacturing - 1.50%
Reynolds American, Inc.
6.500%, 07/15/2010	931,000	931,934
Chemical Manufacturing - 4.69%
Church & Dwight Co., Inc.
6.000%, 12/15/2012	2,909,000	2,923,545
Clothing and Clothing Accessories Stores - 7.81%
Collective Brands, Inc.
8.250%, 08/01/2013	2,818,000	2,846,180
Hanesbrands, Inc.
4.121%, 12/15/2014 (a)	2,138,000	2,023,082
		4,869,262
Computer and Electronic Product Manufacturing - 3.94%
Communication & Power Industries, Inc.
8.000%, 02/01/2012	2,460,000	2,453,850
Construction of Buildings - 4.39%
Blount, Inc.
8.875%, 08/01/2012	2,730,000	2,736,825
Electronics and Appliance Stores - 1.97%
RadioShack Corp.
7.375%, 05/15/2011	1,192,000	1,230,740
Fabricated Metal Product Manufacturing - 4.31%
Silgan Holdings, Inc.
7.250%, 08/15/2016	200,000	205,000
Silgan Holdings, Inc.
6.750%, 11/15/2013	2,447,000	2,483,705
		2,688,705
Food Services and Drinking Places - 3.07%
Brinker International, Inc.
5.750%, 06/01/2014	1,825,000	1,915,967
Merchant Wholesalers, Durable Goods - 2.72%
Interline Brands, Inc.
8.125%, 06/15/2014	1,692,000	1,694,115
Merchant Wholesalers, Nondurable Goods - 2.10%
Central Garden and Pet Co.
8.250%, 03/01/2018	1,320,000	1,308,450
Motor Vehicle and Parts Dealers - 2.74%
PEP Boys - Manny Moe & Jack
7.500%, 12/15/2014	1,777,000	1,710,363
Performing Arts, Spectator Sports, and Related Industries - 4.07%
Speedway Motorsports, Inc.
6.750%, 06/01/2013	2,546,000	2,539,635
Plastics and Rubber Products Manufacturing - 2.13%
AEP Industries, Inc.
7.875%, 03/15/2013	1,351,000	1,330,735
Primary Metal Manufacturing - 2.90%
Gibraltar Industries, Inc.
8.000%, 12/01/2015 (a)	1,875,000	1,809,375
Professional, Scientific, and Technical Services - 5.46%
Bio-Rad Laboratories, Inc.
7.500%, 08/15/2013	2,013,000	2,035,646
Valassis Communications, Inc.
8.250%, 03/01/2015	1,324,000	1,367,030
		3,402,676
Publishing Industries (except Internet) - 7.67%
American Greetings Corp.
7.375%, 06/01/2016	2,031,000	2,025,922
Scholastic Corp.
5.000%, 04/15/2013	2,869,000	2,754,240
		4,780,162
Rental and Leasing Services - 3.09%
Mobile Mini, Inc.
6.875%, 05/01/2015	1,928,000	1,788,220
9.750%, 08/01/2014	137,000	140,083
		1,928,303
Telecommunications - 4.24%
Syniverse Technologies, Inc.
7.750%, 08/15/2013	2,711,000	2,643,225
TOTAL CORPORATE BONDS (Cost $42,980,431)		44,085,529

	Shares
REAL ESTATE INVESTMENT TRUST - 1.09%
Potlatch Corp.	19,000	678,870
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $630,133)		678,870

SHORT TERM INVESTMENTS - 20.01%
Money Market Funds - 2.37%
SEI Daily Income Trust Treasury Fund 0.01% (a)	1,475,473	1,475,473

	Principal
	Amount
U.S. Treasury Bills - 17.64%
0.142%, 07/15/2010 (b)	$4,000,000	3,999,778
0.070%, 08/05/2010 (b)	4,000,000	3,999,726
0.107%, 08/19/2010 (b)	3,000,000	2,999,565
		10,999,069
TOTAL SHORT TERM INVESTMENTS (Cost $12,474,542)		12,474,542
Total Investments (Cost $60,111,866) - 98.82%		61,608,421
Other Assets in Excess of Liabilities - 1.18%		737,482
TOTAL NET ASSETS - 100.00%		$62,345,903

Percentages are stated as a percent of net assets.
(a)	Variable rate security. The rate listed is as of June 30, 2010.
(b)	Rate shown is the effective yield based on the purchase price. The calculation assumes the security is held to maturity.

Schedule of Investments
June 30, 2010 (Unaudited)
Intrepid All Cap Fund

	Shares	Value
COMMON STOCKS - 81.48%
Administrative and Support Services - 1.54%
Mantech International Corp. (a)	7,410	315,444
Animal Production - 0.92%
HQ Sustainable Maritime Industries, Inc. (a)	37,950	189,750
Beverage and Tobacco Product Manufacturing - 5.48%
Brown-Forman Corp. - Class B	7,670	438,954
Constellation Brands, Inc. (a)	18,075	282,332
Hansen Natural Corp. (a)	5,000	195,550
Lorillard, Inc.	2,900	208,742
		1,125,578
Broadcasting (except Internet) - 1.89%
Comcast Corp. - Class A	22,365	388,480
Chemical Manufacturing - 8.16%
Endo Pharmaceuticals Holdings, Inc. (a)	37,790	824,578
Gilead Sciences, Inc. (a)	10,930	374,680
Johnson & Johnson	3,500	206,710
Prestige Brands Holdings, Inc. (a)	38,089	269,670
		1,675,638
Computer and Electronic Product Manufacturing - 5.98%
CSG Systems International, Inc. (a)	9,800	179,634
Dell, Inc. (a)	63,590	766,895
Tellabs, Inc.	44,035	281,384
		1,227,913
Credit Intermediation and Related Activities - 1.49%
Fifth Street Finance Corp.	27,700	305,531
Electronics and Appliance Stores - 1.76%
Aaron's, Inc.	21,150	361,030
Food and Beverage Stores - 3.78%
Kroeger Co.	10,300	202,807
Weis Markets, Inc.	17,450	574,280
		777,087
Food Manufacturing - 5.37%
Kraft Foods, Inc.	17,880	500,640
Sara Lee Corp.	42,760	602,916
		1,103,556
Insurance Carriers and Related Activities - 9.40%
Baldwin & Lyons, Inc. - Class B	18,140	381,121
Brown & Brown, Inc.	27,870	533,432
Hilltop Holdings, Inc. (a)	38,070	381,081
The Travelers Companies, Inc.	12,895	635,079
		1,930,713
Merchant Wholesalers, Nondurable Goods - 0.94%
Central Garden and Pet Co. - Class A (a)	21,600	193,752
Mining (except Oil and Gas) - 5.39%
Newmont Mining Corp.	9,110	562,451
Pan American Silver Corp. (b)	21,495	543,394
		1,105,845
Miscellaneous Manufacturing - 6.06%
CR Bard, Inc.	10,620	823,369
ICU Medical, Inc. (a)	6,400	205,888
Jakks Pacific, Inc. (a)	15,000	215,700
		1,244,957
Performing Arts, Spectator Sports, and Related Industries - 2.13%
International Speedway Corp. - Class A	16,950	436,632
Pipeline Transportation - 1.01%
WGL Holdings, Inc.	6,100	207,583
Professional, Scientific, and Technical Services - 7.56%
Bio-Rad Laboratories, Inc. (a)	1,140	98,598
Cephalon, Inc. (a)	6,885	390,724
EPIQ Systems, Inc.	45,500	588,315
Total Systems Services, Inc.	34,970	475,592
		1,553,229
Publishing Industries (except Internet) - 3.29%
John Wiley & Sons, Inc. - Class A	17,445	674,598
Rental and Leasing Services - 1.54%
Rent-A-Center, Inc. (a)	15,630	316,664
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.40%
Federated Investors, Inc.	13,900	287,869
Support Activities for Transportation - 2.56%
Tidewater, Inc.	13,570	525,430
Telecommunications - 3.83%
Telephone & Data Systems, Inc.	25,880	786,493
TOTAL COMMON STOCKS (Cost $16,151,291)		16,733,772

REAL ESTATE INVESTMENT TRUST - 2.15%
Potlatch Corp.	12,365	441,801
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $352,173)		441,801

SHORT TERM INVESTMENTS - 16.54%
Money Market Funds - 4.86%
Fidelity Institutional Money Market Funds - Government Portolfio 0.04% (c)	186,365	186,365
SEI Daily Income Trust Treasury Fund 0.01% (c)	812,000	812,000
		998,365

	Principal
	Amount
U.S. Treasury Bills - 11.68%
0.217%, 07/29/2010 (d)	$800,000	799,864
0.202%, 09/23/2010 (d)	800,000	799,627
0.222%, 11/18/2010 (d)	800,000	799,315
		2,398,806
TOTAL SHORT TERM INVESTMENTS (Cost $3,397,171)		3,397,171
Total Investments (Cost $19,900,635) - 100.17%		20,572,744
Liabilities in Excess of other Assets - (0.17%)		(36,822)
TOTAL NET ASSETS - 100.00%		$20,535,922

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security. The rate shown is as of June 30, 2010.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Footnotes to Schedules of Investments (Unaudited)

1.	Fair Valuation Pricing Inputs

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of June 30, 2010, involving the Funds' assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Intrepid Capital Fund
Total Common Stock*	$88,090,859	$-	$-	$88,090,859
Total Convertible Bonds*	-	1,582,590	-	1,582,590
Total Corporate Bonds*	-	39,170,454	-	39,170,454
Total Real Estate Investment Trust	3,306,312	-	-	3,306,312
Total U.S. Treasury Bills	-	15,995,105	-	15,995,105
Total Money Market Funds	5,016,441	-	-	5,016,441

Total Fund	$96,413,612	$56,748,149	$-	$153,161,761

The Intrepid Small Cap Fund
	Level 1	Level 2	Level 3	Total
Total Common Stock*	$365,595,288	$-	$-	$365,595,288
Total Real Estate Investment Trust	3,235,888	-	-	3,235,888
Total U.S. Treasury Bills	-	59,996,637	-	59,996,637
Total Money Market Funds	25,083,212	-	-	25,083,212

Total Fund	$393,914,388	$59,996,637	$-	$453,911,025

The Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Total Convertible Bonds*	$-	$4,369,480	$-	$4,369,480
Totol Corporate Bonds*	-	44,085,529	-	44,085,529
Total Real Estate Investment Trust	678,870	-	-	678,870
Total U.S. Treasury Bills	-	10,999,069	-	10,999,069
Total Money Market Funds	1,475,473	-	-	1,475,473

Total Fund	$2,154,343	$ 59,454,078	$-	$61,608,421

The Intrepid All Cap Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$16,733,772	$-	$-	$16,733,772
Total Real Estate Investment Trust	441,801	-	-	441,801
Total U.S. Treasury Bills	-	2,398,806	-	2,398,806
Total Money Market Funds	998,365	-	-	998,365

Total Fund	$18,173,938	$2,398,806	$-	$20,572,744

* For further information regarding security characteristics, please see the Schedules of Investments.

2.	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2010 for Intrepid Capital Fund, Intrepid Small Cap, Intrepid Income Fund, and Intrepid All Cap Fund (collectively the "Funds"), were as follows*:

		Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid All Cap Fund
	Cost of Investments	$ 151,071,642	$ 438,979,752	$ 60,111,866	$ 19,900,635
	Gross unrealized appreciation	$ 7,383,765	$ 29,316,138	$ 1,770,095	$ 1,491,168
	Gross unrealized depreciation	(5,293,646)	(14,384,865)	(273,540)	(819,059)
	Net unrealized appreciation	$ 2,090,119	$ 14,931,273	$ 1,496,555	$ 672,109

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)                 /s/ Mark F. Travis
Mark F. Travis, President

Date          8/24/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark F. Travis
Mark F. Travis, President

Date          8/24/2010

By (Signature and Title)*               /s/ Donald C. White
Donald C. White, Treasurer

Date          8/24/2010

* Print the name and title of each signing officer under his or her signature.